Document and Entity Information	0 Months Ended
Jun. 30, 2012
Risk/Return:
Document Type	497
Document Period End Date	Jun. 30, 2012
Registrant Name	Roxbury Funds
Central Index Key	0001359057
Amendment Flag	false
Document Creation Date	Jun. 12, 2013
Document Effective Date	Jun. 12, 2013
Prospectus Date	Nov. 01, 2012
Roxbury/Hood River Small-Cap Growth Fund | Roxbury Small-Cap Growth Fund - Institutional Shares
Risk/Return:
Trading Symbol	RSCIX